Income Taxes - Net Operating Losses (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Valuation allowance - Deferred tax asset change in amount	$ 133	$ 44
Operating Loss Carryforwards [Abstract]
NOL carryforwards with expiry date	$ 31	$ 38
NOL carryforwards, expiration date	Dec. 31, 2044	Dec. 31, 2032
Minimum
Operating Loss Carryforwards [Abstract]
US and foreign jurisdictions, statutes of limitation, period		3 years
Maximum
Operating Loss Carryforwards [Abstract]
US and foreign jurisdictions, statutes of limitation, period	5 years
Federal
Operating Loss Carryforwards [Abstract]
NOL carryforwards with indefinite life	$ 3,600	$ 933
State
Operating Loss Carryforwards [Abstract]
NOL carryforwards with indefinite life	30	19
NOL carryforwards	61	$ 57
Foreign
Operating Loss Carryforwards [Abstract]
NOL carryforwards with indefinite life	$ 5